Patents (Details Textual)	9 Months Ended
Mar. 31, 2016 USD ($)
Zertane Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 500,000
Finite-Lived Intangible Assets, Remaining Amortization Period	11 years
ORP [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 380,000
Finite-Lived Intangible Assets, Remaining Amortization Period	15 years